Business Developments [Text Block]	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Became a Wholly-Owned Subsidiary
On May 15, 2017, MUFG and its subsidiary Mitsubishi UFJ NICOS entered into a share exchange agreement for MUFG to acquire the remaining 15.02% ownership of Mitsubishi UFJ NICOS by agreeing, on October 2, 2017, to pay ¥50,000 million cash to the only holder of Mitsubishi UFJ NICOS common stock other than MUFG. The transaction was accounted for as a non-cancellable
forward purchase contract. Accordingly, a liability of ¥50,000 million was recognized in Other liabilities on the accompanying consolidated balance sheet with a corresponding reduction in Noncontrolling interests of ¥15,390 million and Capital surplus of ¥34,751 million, and an increase in Accumulated OCI, net of taxes of ¥141 million. On October 2, 2017, MUFG settled Other liabilities of ¥50,000 million.
The purpose of making a wholly-owned subsidiary is to effect a shift in posture enabling a more flexible response to changes in the business environment and the swift pursuit of group synergies.
Acquisition of shares in Bank Danamon in Indonesia
On December 26, 2017, MUFG Bank entered into conditional share purchase agreements with Asia Financial (Indonesia) Pte. Ltd. (“AFI”) and other affiliated entities (the “Sellers”) to acquire their 73.8% equity interests in an Indonesian bank, PT Bank Danamon Indonesia, Tbk. (“Danamon”), subject to applicable regulatory approvals.
Danamon, which was established in 1956, is the fifth most profitable Indonesian commercial bank in terms of net income. Danamon provides banking and financial products and services to consumer, small and medium enterprise (“SME”) and corporate customers, with a network of around 900 offices in Indonesia.
MUFG Bank intends to establish an integrated and comprehensive services platform that serves as a gateway for clients wishing to make inroads into Indonesia’s growing economy as well as local companies seeking to expand into the region. This investment is also expected to strategically allow MUFG Bank to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia.

This strategic investment by MUFG Bank was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
In Step 1, MUFG Bank acquired an initial 19.9% equity interest in Danamon from the Sellers on December 29, 2017, based on a price of IDR 8,323 (approximately ¥70
(1)
) per share, for an investment amount of IDR 15,875 billion (approximately ¥133 billion
(1)
). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied. AFI continues to be the majority shareholder in Danamon after closing of Step 1. MUFG Bank classified Danamon’s equity securities as
Available-for-sale
securities on the acquisition date.
In Step 2, MUFG Bank acquired an additional 20.1% equity interest in Danamon from the Sellers on August 3, 2018, based on a price of IDR 8,921 (approximately ¥69
(2)
) per share, for an investment amount of IDR 17,187 billion (approximately ¥132.3 billion
(2)
). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied. As a result, equity interest in Danamon increased to 40%, and MUFG Bank started to apply the equity method of accounting for its investment in Danamon during the six months ended September 30, 2018.
In Step 3, MUFG Bank acquired an additional 54.0% equity interest in Danamon from AFI and other shareholders on April 29, 2019, based on a price of IDR 9,590 (approximately ¥77
(3)
) per share, for an investment amount of IDR 50 trillion (approximately ¥397 billion) in cash. As a result, equity interest in Danamon increased to 94.0%, and Danamon became a consolidated subsidiary of MUFG Bank. The MUFG Group recorded goodwill of ¥254,271 million, none of which is deductible for income tax purposes and intangible assets of ¥146,899 million. The MUFG Group also recorded noncontrolling interests of ¥51,314 million at fair value determined by a quoted market price as of the acquisition date. The equity interest in Danamon held by MUFG Bank immediately before the acquisition date was remeasured to the fair value of ¥271,830 million based on the quoted market price, resulting in recognition of profits of ¥41,218 million which is included in Gain on remeasurement of previously held equity method investment in the accompanying consolidated statements of income for the fiscal year ended March 31, 2020. During the fiscal year ended March 31, 2020, the MUFG Group incurred
¥869
million of acquisition-related costs. These expenses are included in Other non-interest
expenses in the accompanying consolidated statements of income for the fiscal year ended March 31, 2020. The revenue and net loss of Danamon and its subsidiaries since the acquisition date were ¥119,331 million and

¥4,553 million for the fiscal year ended March 31, 2020. In addition, MUFG Bank acquired an additional
92.1% equity
interest
in PT Bank Nusantara Parahyangan, Tbk. (“BNP”) from ACOM CO., LTD., an equity method investee of MUFG, and other shareholders, based on a price of IDR 4,088 (approximately ¥33
(3)
) per share, for an investment amount of IDR 3 trillion (approximately ¥24.1 billion). As a result, equity interest in BNP increased to 99.9%, and BNP became a consolidated subsidiary of MUFG Bank.
On May
1, 2019, MUFG Bank made BNP merged into Danamon, acquiring an additional equity interest in Danamon in exchange for its equity interest in BNP, which resulted in MUFG Bank holding 94.1% equity interest in Danamon.

Notes:
(1)	Calculated based on the exchange rate of IDR1 = ¥0.0084

(2)	Calculated based on the exchange rate of IDR1 = ¥0.0077

(3)	Calculated based on the exchange rate of IDR1 = ¥0.0080

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Danamon and its subsidiaries as of the acquisition date:

(in millions)
Loans	¥1,086,638
Intangible assets (1)	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	1,242,115

Note:
(1)	Intangible assets with
a
weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with
a
weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with
a
weighted average amortization period of 10.1 years.

Included in the table above are loans with fair values totaling ¥1,068,906 million, which were not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. As of the acquisition date, the gross contractual amounts receivable for these loans totaled ¥1,082,422 million, of which ¥34,363 million is not expected to be collected.
Pro forma statements of income
The following unaudited pro forma statements of income present the result of operations for
Danamon
as if the acquisition of Danamon had occurred on April 1, 2018:

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Net interest income	¥130,540	¥119,818
Non-interest income—Total	30,857	30,852
Net income attributable to Mitsubishi UFJ Financial Group	16,083	3,206

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments such as intangible assets subject to amortization of ¥11,445 million and ¥11,299 million for the fiscal years ended March 31, 2019 and 2020, respectively.

Acquisition of Colonial First State Global Asset Management
On August 2, 2019, Mitsubishi UFJ Trust and Banking acquired 100% of the shares in each of the

nine subsidiaries of Colonial First State Group Limited, for ¥312,225 million in cash, from Australian financial group Commonwealth Bank of Australia and its wholly-owned subsidiary, Colonial First State Group Limited, and thereby recorded goodwill of ¥177,065 million, none of which is deductible for income tax purposes and intangible assets of ¥105,973 million with
a
weighted average amortization period of 18.7 years primarily include ¥100,862 million of customer relationships with
a
weighted average amortization period of 18.0 years. These nine subsidiaries collectively, including their subsidiaries, had represented the global asset management business of Colonial First State Global Asset Management, and were renamed First Sentier Investors (“FSI”) on September 16, 2019.
The MUFG Group is seeking the opportunities to enhance its competitive edge as well as expanding its client base globally in asset management business. The acquisition of FSI is a milestone to strengthen its capability and that is the reason such goodwill was paid which is allocated to the segment of Asset Management & Investor Services Business Group. The MUFG Group will continue to respond to customer expectations by leveraging the advantages and brands of FSI as well as the MUFG Group’s original asset management arms, aiming to become an asset management service provider with a global presence.
The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the fiscal year ended March 31, 2020, the MUFG Group incurred ¥3,775 million of acquisition-related costs. These expenses are included in Other non-interest
expenses in the accompanying consolidated statements of income for the fiscal year ended March 31, 2020. Total assets acquired amounted to ¥197,867 million, including cash and bank deposits of ¥42,019 million and intangible assets of ¥105,973 million, and total liabilities assumed amounted to ¥68,519 million, including accrued bonuses of ¥18,769 million. The revenue and
net
loss of FSI and its subsidiaries since the acquisition date were ¥38,508 million and ¥734 million for the fiscal year ended March 31, 2020
.
Pro forma statements of income
The following unaudited pro forma statements of income present the results of operations for FSI
as if the acquisition of FSI had occurred on April 1, 2018:

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Non-interest income—Total	¥77,323	¥78,475
Net income attributable to Mitsubishi UFJ Financial Group	16,051	6,047

The unaudited pro forma statements of income include the pro forma adjustments to reflect the impact of amortizing certain acquisition accounting adjustments relating to intangible assets subject to amortization of ¥6,622 million and ¥5,979 million for the fiscal years ended March 31, 2019 and 2020, respectively.
Acquisition of DVB Bank SE’s Aviation Finance Division
On March 1, 2019, MUFG Bank and its consolidated subsidiary, BOT Lease Co., Ltd. (“BOT Lease”), entered into an agreement with DVB Bank SE (“DVB”) to transfer DVB’s aviation finance division to MUFG Bank and BOT Lease.
The purpose of the transaction is to improve the MUFG Group’s ability to offer bespoke solutions to its clients by enhancing its global corporate investment banking business platform in terms of higher returns, diversifying its portfolio, broadening its customer base, and securing experienced professionals.
On November 18, 2019,
MUFG Bank acquired DVB’s most of aviation finance client lending portfolio, employees, and other part of the operation infrastructure for
¥555 billion in cash. MUFG Bank recorded goodwill of ¥32,591 million. In addition, DVB’s aviation investment management and asset management businesses will be transferred to a newly established subsidiary of BOT Lease, subject to applicable regulatory and other approvals and certain conditions.
The following table summarizes the estimated fair values of the assets acquired and liabilities as of the acquisition date:

(in millions)
Loans	¥515,933
Total assets	522,797
Total liabilities	138

Pro forma statements of income
The following unaudited pro forma statements of income present the result of operations for DVB’s aviation finance division as if the acquisition of DVB’s aviation finance division had occurred on April 1, 201
8
:

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Statement of income data:
Net interest income	¥4,825	¥4,868
Non-interest income—Total	430	430
Net income attributable to Mitsubishi UFJ Financial Group	48	77